Income Taxes (Restated) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Significant Components of Deferred Tax Asset (Liability)
Net deferred tax assets, current					$ 41	$ 52
Net deferred tax assets, noncurrent					7	28
Net deferred tax assets					48	80
Federal:
Current					47	45	18
Deferred					28	(21)	11
Total federal income tax provision					75	24	29
State:
Current					13	9	9
Deferred					2	(4)	(1)
Total state income tax provision					15	5	8
International:
Current					22	17	17
Total international income tax provision					22	17	17
Total income tax provision	20	19	58	48	112	46	54
Reconciliation of income tax provision
Income tax provision at statutory rate					101	52	55
State income taxes, net of federal income tax effect					9	2	3
Federal tax credits					(2)	(2)	(1)
Unrecognized tax benefits					1	(4)	(1)
State valuation allowance					1	1	1
Other					2	(3)	(3)
Total income tax provision	20	19	58	48	112	46	54
Current
Significant Components of Deferred Tax Asset (Liability)
Merchandise inventories					(9)	(3)
Accrued expenses					12	12
State income taxes					1	2
Vacation accrual					7	7
Other deferred tax assets					6	8
Bonus accrual					6	5
Gift cards					4	10
Workers' compensation					17	17
Other deferred tax liabilities					(3)	(6)
Noncurrent
Significant Components of Deferred Tax Asset (Liability)
Net operating loss, general business credit, foreign tax credit and alternative minimum tax credit carryforwards					14	15
Accrued expenses					1	1
State income taxes					3	2
Share-based compensation					14	11
Deferred rent					16	16
Other deferred tax assets					4	10
State valuation allowance					(14)	(15)
Property and equipment					(33)	(9)
Translation adjustment						(4)
Cancellation of debt income					(39)	(39)
Original issue discount related to cancellation of debt income					41	41
Other deferred tax liabilities						$ (1)